Other Financial Liabilities-Current (Tables)	12 Months Ended
Mar. 31, 2024
Other Financial Liabilities - Current [Abstract]
Schedule of Other Financial Liabilities - Current

Other financial liabilities — current consist of the following:

	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Lease liabilities	$135,478	$120,981
Liability under option agreement	94,118	—
Share warrants liability	—	1,585,025
Professional fees payable	14,059	9,054
	$243,655	$1,715,060

Schedule of Warrant Liability was Measured Using a Black Scholes Model

The fair value of warrant liability was measured using a Black Scholes Model. The Warrants outstanding and fair value at each of the respective valuation dates are summarized below:

Share Warrant Liability	Warrants Outstanding	Fair Value per shares	Fair Value
		($)	($)
Fair value at initial measurement date Nov 9, 2022	1,754,386	0.62	1,607,791
(Gain) on remeasurement of warrant liability at fair value			(22,766)
Fair value as of March 31, 2023	1,754,386	0.53	1,585,025
Lapsed during the year	(1,754,386)		(1,585,025)
Fair value as of March 31, 2024	—		—

Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model

The fair value of warrant liability was measured using a Black Schole Model. Significant inputs in to the model at the inceptions and reporting period measurement date are follows:

BSM Assumptions	As of Nov 9, 2022	As of March 31, 2023
Current Stock Price(1)	0.95	0.94
Strike Price(1)	0.95	0.94
Time to Maturity(1)	5 years	4.66 years
Dividend Yield(2)	—	—
Historical Volatility(3)	1.85	1.87
Risk Free interest Rate(4)	4.00%	4.42%

(1)      Based on the agreement dated July 1, 2021

(2)      No dividend is declared or paid since inception of the Company

(3)      Based on the Volatility research carried out

(4)      Based on Interest rate for US treasury bonds